Expense Example - AGF U.S. Market Neutral Anti-Beta Fund [Member]	Oct. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	$ 1,748